Mortgage Loans Receivable and Bond Portfolio (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Mortgage Loans and Bond Portfolio Maturity Schedule
	Mortgage Loans	Bond Portfolio

April 1, 2014 through March 31, 2015	$ 694,334	$ 904,000
April 1, 2015 through December 31, 2015	1,595,670	42,000
2016	1,278,663	103,500
2017	1,812,054	167,000
2018	2,192,663	255,000
Thereafter	18,822,723	8,555,388
	26,396,107	10,026,888
Less loan loss and bond loss allowances	(970,636)	(200,000)
Less deferred origination income	(342,582)	______-__
Totals	$25,082,889	$ 9,826,888

	Mortgage Loans	Bond Portfolio

2014	$ 709,766	$ 796,000
2015	1,859,491	150,000
2016	1,278,663	133,500
2017	1,812,054	137,000
2018	2,192,663	255,000
Thereafter	18,822,724	7,807,942
	26,675,361	9,279,442
Less loan loss and bond loss allowances	(949,693)	(200,000)
Less deferred origination income	(348,868)	____-____
Totals	$25,376,800	$ 9,079,442